PROVISIONS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
Disclosure of contingent liabilities [text block]

21) PROVISIONS AND CONTINGENCIES

Movements in provisions in 2019 and 2020 are as follow:

	Thousands of U.S. dollars
	12/31/2018	Additions	Payments	Reversal	Transfers	Translation differences	12/31/2019
Non-current
Provisions for liabilities	24,537	21,769	(12,745)	(8,500)	-	(766)	24,295
Provisions for taxes	16,871	3,275	(386)	(9,830)	-	(536)	9,394
Provisions for dismantling	8,430	1,464	-	-	-	(295)	9,599
Other provisions	1,336	4,658	(27)	(226)	(296)	(407)	5,038
Total non-current	51,174	31,166	(13,158)	(18,556)	(296)	(2,004)	48,326

Current
Provisions for liabilities	9,020	16,249	(12,728)	(56)	1	(953)	11,533
Provisions for taxes	2,455	9	(474)	(8)	-	20	2,002
Provisions for dismantling	60	27	-	(59)	296	(10)	314
Other provisions	7,515	4,878	(6,925)	-	(1)	(545)	4,922
Total current	19,050	21,163	(20,127)	(123)	296	(1,488)	18,771

	Thousands of U.S. dollars
	12/31/2019	Additions	Payments	Reversal	Transfers	Translation differences	12/31/2020
Non-current
Provisions for liabilities	24,295	15,709	(9,836)	(7,030)	-	(4,973)	18,165
Provisions for taxes	9,394	12,441	(103)	(1,764)	-	(1,997)	17,971
Provisions for dismantling	9,599	579	(97)	-	-	(1,702)	8,379
Other provisions	5,038	403	(64)	(1,600)	78	(2,753)	1,102
Total non-current	48,326	29,132	(10,100)	(10,394)	78	(11,425)	45,617

Current
Provisions for liabilities	11,533	14,769	(1,689)	(9,096)	-	(807)	14,710
Provisions for taxes	2,002	29	-	-	-	(106)	1,925
Provisions for dismantling	314	2	-	(120)	(78)	(94)	24
Other provisions	4,922	4,116	(2,506)	(1,564)	-	248	5,216
Total current	18,771	18,916	(4,195)	(10,780)	(78)	(759)	21,875

“Provisions for liabilities” primarily relate to provisions for legal claims underway in Brazil. Atento Brasil S.A. has made payments in escrow related to legal claims from ex-employees, amounting to 38,823 thousand U.S. dollars and 26,763 thousand U.S. dollars as of December 31, 2019 and 2020, respectively. Also, the variation of the period was impacted by the Brazilian Reais and Argentinian Peso depreciations against the U.S. dollar.

“Provisions for taxes” mainly relate to probable contingencies in Brazil with respect to social security payments and other taxes, which are subject to interpretations by tax authorities. Atento Brasil S.A. has made payments in escrow related to taxes claims of 3,468 thousand U.S. dollars and 2,393 thousand U.S. dollars as of December 31, 2019 and 2020, respectively.

The amount recognized under “Provision for dismantling” corresponds to the necessary cost of dismantling of the installations held under operating leases to bring them to its original condition.

As of December 31, 2020, lawsuits outstanding in the courts were as follows:

Brazil

At December 31, 2020, Atento Brasil was involved in 9,208 labor-related disputes (9,408 labor disputes as of December 31, 2019), being 9,054 of labor massive and 41 of outliers and others, filed by Atento’s employees or ex-employees for various reasons, such as dismissals or claims over employment conditions in general. The total amount of the main claims classified as possible was 33,598 thousand U.S. dollars (62,514 thousand U.S. dollars on December 31, 2019), of which 18,916 thousand U.S. dollars Labor Massive-related, 1,553 thousand U.S. dollars Labor Outliers-related and 13,128 thousand U.S. dollars Special Labor cases related.

On December 31, 2020, the subsidiary RBrasil Soluções S.A. holds contingent liabilities of labor nature classified as possible in the amount of 62 thousand U.S. dollars.

On December 31, 2020, the subsidiary Interfile holds contingent liabilities of labor nature and social charges classified as possible in the amount of 294 thousand U.S. dollars.

As of December 31, 2020, Atento Brasil S.A. is party to 10 civil lawsuits ongoing for various reasons (5 on December 31, 2019) which, according to the Company’s external attorneys, materialization of the risk event is possible. The total amount of the claims is 3,464 thousand U.S. dollars (2,365 thousand U.S. dollars on December 31, 2019).

As of December 31, 2020, the subsidiary RBrasil Soluções S.A. holds 24 civil lawsuits ongoing for various reasons classified as possible in the amount of 34 thousand U.S. dollars.

On December 31, 2020, the subsidiary Interfile holds 4 civil lawsuits ongoing for various reasons classified as possible in the amount of 112 thousand U.S. dollars.

As of December 31, 2020 Atento Brasil is party to 42 disputes ongoing with the tax authorities and social security authorities for various reasons relating to infraction proceedings filed (29 on December 31, 2019) which, according to the Company’s external attorneys, materialization of the risk event is possible. The total amount of these claims is 38,198 thousand U.S. dollars (36,508 thousand U.S dollars on December 31, 2019).

In March 2018, Atento Brasil S.A. an indirect subsidiary of Atento S.A. received a tax notice from the Brazilian Federal Revenue Service, related to Corporate Income Tax (IRPJ) and Social Contribution on Net Income (CSLL) for the period from 2012 to 2015, due to the disallowance of the expenses on tax amortization of goodwill the deductibility of certain financing costs originated of the acquisition of Atento Brasil S.A. by Bain Capital in 2012, and the withholding taxes on payments made to certain of our former shareholders.

The amount of the tax assessment from the Brazilian Federal Revenue Service, not including interest and penalties, was approximately 105,268 thousand U.S. dollars, and was assessed by the Company’s outside legal counsel as possible loss. We disagree with the proposed tax assessment and we are defending our position, which we believe is meritorious, through applicable administrative and, if necessary, judicial remedies. On September 26, 2018, the Federal Tax Office issued a decision accepting the application of the statute of limitation on the withholding tax discussion. We and the Public Attorney appealed to the Administrative Tribunal (CARF). On February 11, 2020, CARF issued a partially favorable decision in favor of Atento, recognizing the application of the statute of limitation on the withholding tax discussion and reducing the penalty imposed. On September 18, 2020, the decision issued by CARF become final. Thus, the amount at stake, not including interest and penalties was reduced from 105,268 thousand U.S. dollars to 69,301 thousand U.S. dollars. Based on our interpretation of the relevant law, and based on the advice of our legal and tax advisors, we believe the position we have taken is sustainable. Consequently, no provisions are recognized regarding these proceedings.

Afterward of the issuance of the tax notice in March 2018, the Brazilian tax administration started a procedure to audit the Corporate Income Tax (IRPJ) and Social Contribution on Net Income (CSLL) of Atento Brasil S.A. for the period from 2016 to 2017. This tax audit was concluded on July 10, 2020 with the notification of a tax assessment that reject the deductibility of the above-mentioned financing expenses and the deductibility of the tax amortization of goodwill.

The tax assessment notified by the Brazilian Federal Revenue Service was approximately 59,955 thousand U.S. dollars, including penalties and interest. Company’s external legal advisors considered 45,704 thousand U.S. dollars as possible loss while the remaining 14,244 thousand U.S. dollars was assessed as remote loss. The Company disagrees with the proposed tax assessment and the Company is defending its position, which believes is meritorious, through applicable administrative and, if necessary, judicial remedies.

On December 31, 2020, the subsidiaries Interfile and Interservicer hold 22 disputes with the tax authorities and social security authorities ongoing for various reasons classified as possible in the amount of 490 thousand U.S. dollars.

Spain

At December 31, 2020, Atento Teleservicios España S.A.U. including its branches and our other Spanish companies were party to labor-related disputes filed by Atento employees or former employees for different reasons, such as dismissals and disagreements regarding employment conditions. According to the Company’s external lawyers, materialization of the risk event is possible for 950 thousand U.S. dollars.

Mexico

At December 31, 2020, Atento Mexico through its two entities (Atento Servicios, S.A. de C.V. and Atento Atencion y Servicios, S.A. de C.V.) is a party of labor related disputes filed by Atento employees that abandoned their employment or former employees that base their claim on justified termination reasons, totaling 12,997 thousand U.S. dollars (Atento Servicios, S.A. de C.V. 8,493 thousand U.S. dollars and Atento Atencion y Servicios, S.A. de C.V. 4,504 thousand U.S. dollars), according to the external labor law firm for possible risk labor disputes.